Consolidated statement of financial position - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Non-current assets
Intangible assets	€ 9,219	€ 10,960
Property, plant and equipment	1,853	1,981
Investments in associated companies and joint ventures	128	116
Available-for-sale investments	816	1,040
Deferred tax assets	4,582	5,701
Other non-current financial assets	215	254
Defined benefit pension assets	3,979	3,802
Other non-current assets	368	328
Total non-current assets	21,160	24,182
Current assets
Inventories	2,646	2,506
Accounts receivable, net of allowances for doubtful accounts	6,880	6,972
Prepaid expenses and accrued income	1,259	1,296
Current income tax assets	474	279
Other financial assets	302	296
Investments at fair value through profit and loss, liquid assets		327
Available-for-sale investments, liquid assets	911	1,502
Cash and cash equivalents	7,369	7,497
Total current assets	19,841	20,675
Assets held for sale	23	44
Total assets	41,024	44,901
Capital and reserves attributable to equity holders of the parent
Share capital	246	246
Share issue premium	447	439
Treasury shares	(1,480)	(881)
Translation differences	(932)	483
Fair value and other reserves	1,094	488
Reserve for invested non-restricted equity	15,616	15,731
Retained earnings	1,147	3,588
Total capital and reserves attributable to equity holders of the parent	16,138	20,094
Non-controlling interests	80	881
Total equity	16,218	20,975
Non-current liabilities
Long-term interest-bearing liabilities	3,457	3,657
Deferred tax liabilities	413	403
Defined benefit pension and post-retirement liabilities	4,440	5,000
Deferred revenue and other long-term liabilities	2,986	1,453
Provisions	766	808
Total non-current liabilities	12,062	11,321
Current liabilities
Short-term interest-bearing liabilities	309	370
Other financial liabilities	268	236
Current income tax liabilities	383	536
Accounts payable	3,996	3,781
Accrued expenses, deferred revenue and other liabilities	6,666	6,412
Provisions	1,122	1,270
Total current liabilities	12,744	12,605
Total liabilities	24,806	23,926
Total shareholders' equity and liabilities	€ 41,024	€ 44,901